BANK FINANCIAL ASSETS AND LIABILITIES - Group's remaining contractual maturity for its non-derivative financial liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ (231,232.0)	₽ (171,840.0)
Bank guarantees, contingent liabilities	21.9	9.8
Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	(183,847.0)	(132,759.0)
Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ (18,807.0)	₽ (23,089.0)
Weighted average interest rate	8.40%	4.40%
Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ (158,195.0)	₽ (107,263.0)
Weighted average interest rate	6.30%	5.90%
Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ (6,117.0)	₽ (1,873.0)
Weighted average interest rate	7.30%	4.00%
Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ (728.0)	₽ (534.0)
Weighted average interest rate	5.20%	6.10%
Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ (47,385.0)	₽ (39,081.0)
Non-interest bearing financial instruments | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	(2,623.0)	(1,372.0)
Non-interest bearing financial instruments | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	(38,496.0)	(33,908.0)
Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	(6,266.0)	(3,801.0)
1 - 30 days past due
Analysis of the liquidity and interest rate risks
Financial liabilities	(98,210.0)	(80,558.0)
1 - 30 days past due | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	(54,234.0)	(43,441.0)
1 - 30 days past due | Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	(18,788.0)	(22,962.0)
1 - 30 days past due | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	(35,402.0)	(19,265.0)
1 - 30 days past due | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	(33.0)	(1,204.0)
1 - 30 days past due | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	(11.0)	(10.0)
1 - 30 days past due | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	(43,976.0)	(37,117.0)
1 - 30 days past due | Non-interest bearing financial instruments | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	(2,623.0)	(1,372.0)
1 - 30 days past due | Non-interest bearing financial instruments | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	(38,496.0)	(33,908.0)
1 - 30 days past due | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	(2,857.0)	(1,837.0)
1 month to 3 months
Analysis of the liquidity and interest rate risks
Financial liabilities	(15,156.0)	(15,824.0)
1 month to 3 months | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	(14,009.0)	(15,332.0)
1 month to 3 months | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	(13,964.0)	(15,292.0)
1 month to 3 months | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	(45.0)	(40.0)
1 month to 3 months | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	(1,147.0)	(492.0)
1 month to 3 months | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	(1,147.0)	(492.0)
3 months to 1 year
Analysis of the liquidity and interest rate risks
Financial liabilities	(101,841.0)	(73,360.0)
3 months to 1 year | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	(99,579.0)	(71,888.0)
3 months to 1 year | Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	(19.0)	(127.0)
3 months to 1 year | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	(98,665.0)	(71,248.0)
3 months to 1 year | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	(695.0)	(348.0)
3 months to 1 year | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	(200.0)	(165.0)
3 months to 1 year | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	(2,262.0)	(1,472.0)
3 months to 1 year | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	(2,262.0)	(1,472.0)
2023-2027
Analysis of the liquidity and interest rate risks
Financial liabilities	(16,024.0)	(2,098.0)
2023-2027 | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	(16,024.0)	(2,098.0)
2023-2027 | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	(10,164.0)	(1,458.0)
2023-2027 | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	(5,389.0)	(321.0)
2023-2027 | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	(471.0)	₽ (319.0)
Thereafter
Analysis of the liquidity and interest rate risks
Financial liabilities	(1.0)
Thereafter | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	(1.0)
Thereafter | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ (1.0)